Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Inventories

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$21,705.6	$32,562.8
Work in process	91,672.9	137,700.4
Raw materials	14,716.0	11,111.1
Supplies and spare parts	9,258.9	11,728.0

	$137,353.4	$193,102.3

Inventory write downs
Write-down of inventories to net realizable value and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue during reporting period. The amounts are illustrated below:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Inventory losses (reversal of write-down of inventories)	$(1,983.0)	$3,664.5	$533.0